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nballard@sidley.com
(312) 853-2667        FOUNDED 1866

April 17, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Man-AHL 130, LLC
    Amendment No. 3 to Registration Statement on Form S-1
    Filed April 17, 2006
    File No. 333-126172

Dear Ladies and Gentlemen,:

          Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, is a conformed copy of the Amendment No. 3 to the Registration Statement on Form S-1, with exhibits, relating to a proposed offering by Man-AHL 130, LLC of Units of Limited Liability Company Interests. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Man-AHL 130, LLC for five years. Payment of the filing fee of $1,177 was made by wire transfer on June 24, 2005.

          Please contact David R. Sawyier at (312) 853-7261 James B. Biery at
(312) 853-7557 or Nathan Ballard at (312) 853-2667 with any questions or comments.

Very Truly Yours,

/s/ Nathan E. Ballard
---------------------
Nathan E. Ballard

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